07072771

NYSE Regulation

1- 33631

VIA FACSIMILE AND U.S. MAIL
August 6, 2007

RECD S.E.C.
AUG 0 6 2007
1086

PROCESSED
AUG 08 2007
THOMSON
FINANCIAL

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Quicksilver Gas Services LP, Common units representing limited partner interests

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on July 16, 2007) an application from the above-referenced issuer and has approved the above-referenced securities for listing on NYSE Arca, Inc. ("Exchange").

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Mr. Joseph Chao, Andrews Kurth LLP, 600 Travis Street, Suite 4200, Houston, Texas 77002

END